Business Combination - Schedule of Fair Value of the Net Identified Net Assets (Details) - USD ($)		12 Months Ended
	Feb. 07, 2023	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Business Combination - Schedule of Fair Value of the Net Identified Net Assets (Details) [Line Items]
Total final consideration paid in cash	$ 4,749,666		$ 4,749,666
Identified fair value of net assets acquired:
Prepaids and deposits	418,287
Land	530,000
Power plant infrastructure	4,643,800
PPA capacity liability	(213,100)
Accounts payable	(218,621)
Loan payable	(410,700)
Total final consideration paid in cash	$ 4,749,666		$ 4,749,666